Cover	Mar. 11, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 11, 2022
Entity File Number	001-36868
Entity Registrant Name	SUNWORKS, INC.
Entity Central Index Key	0001172631
Entity Tax Identification Number	01-0592299
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1030 Winding Creek Road
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Roseville
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95678
City Area Code	(916)
Local Phone Number	409-6900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	SUNW
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false